Related Party Transactions and Balances	12 Months Ended
Dec. 31, 2013
RELATED PARTY TRANSACTIONS AND BALANCES [Abstract]
Related Party Transactions and Balances Disclosure

11. RELATED PARTY TRANSACTIONS AND BALANCES

Related Parties of Ku6 Media Co., Ltd.

Entity	Relationship to Ku6 Media Co., Ltd.
Shanda Interactive Entertainment Limited (“Shanda”)	Controlling shareholder
Shanda Computer (Shanghai) Co., Ltd. (“Shanda Computer”)	Wholly owned affiliate of Shanda
Shanghai Shulong Computer Technology Co., Ltd. (“Shanghai Shulong Computer”)	Consolidated affiliate of Shanda Games Limited
Shanghai Shulong Technology Co., Ltd. (“Shanghai Shulong”)	Consolidated affiliate of Shanda Games Limited
Chengdu Jisheng Technology Co., Ltd. (“Chengdu Jisheng”)	Wholly owned affiliate of Shanda
Shanghai Shengyue Advertising Co., Ltd. (“Shengyue”)	Wholly owned affiliate of Shanda until April 2014 (not related party thereafter)
Shanda Media Group Ltd. (“Shanda Media”)	Wholly owned affiliate of Shanda
Shanda Capital Limited. (“Shanda Capital”)	Wholly owned affiliate of Shanda
Shanda Games Ltd. (“Shanda Games”)	Affiliate under common control of Shanda
Hurray! Media Co., Ltd.	Wholly owned affiliate of Shanda
Shanghai Shengle Information Technology Co.,Ltd	Wholly owned affiliate of Shanda
Shanghai Shengda Network Development Co.,Ltd	Wholly owned affiliate of Shanda
Seed Music Group Limited	Significant influence exercised by Shanda

Following the 2010 Reorganization, the Group received advertising revenues from, and paid promotional service fees to, companies under common control by Shanda. Accordingly, certain revenues from the sale of advertising resources and related party costs of revenue are separately classified in the consolidated statement of operations and comprehensive loss. From time to time, the Group also lends cash resources to (or borrows cash resources from) other companies under common control by Shanda based upon its U.S. or RMB-denominated cash resource positions and the related resources and needs of other companies under common control by Shanda.  These lending (borrowing) transactions are reflected as investing (financing) activities, respectively, in the consolidated statement of cash flows and are reflected in the consolidated balance sheet (and below in this Note) as other receivables due from, or other payables due to, related parties.

Annual Related Party Activities

During the years ended December 31, 2011, 2012 and 2013 significant related party transactions occurring during the annual periods were as follows.

	Year ended December 31, 2011	Year ended December 31, 2012	Year ended December 31, 2013
Related party transactions in continuing operations:
Advertising revenue received from companies under common control by Shanda	8,076,155	12,481,927	12,404,031
Technical service fees reported in cost of revenues paid to companies under common control by Shanda	—	—	335,504
Promotion service fees reported in cost of revenues paid to companies under common control by Shanda	379,465	—	—
Purchase of equipment from companies under common control by Shanda	—	—	188,334
Loan borrowing from Shanghai Shulong Computer Technology Co., Ltd.	6,832,012	—	—
Loan borrowing from Shanghai Shulong Technology Co., Ltd.	6,503,884	—	—
Loan repayment received from Shanda Games Limited	—	13,900,000	3,300,000
Loan repayment paid to Shanghai Shulong Computer Technology Co., Ltd.	—	6,769,544	—
Loan repayment to Shanghai Shulong Technology Co., Ltd.	3,189,527	3,135,076	3,303,760
Loan to Shanda Games Limited	14,000,000	—	—
Loan to Shanda Capital Limited	—	470,000	13,865
Loan interest income from Shanda Games Limited	108,019	246,178	14,236
Loan interest income from Shanda Capital Limited	—	10,575	14,620
Convertible Bond issued to Shanda Media (Note 1)	50,000,000	—	—
Convertible Bond redeemed from Shanda Media (Note 1)	50,000,000	—	—
Interest expense for loan from companies under common control by Shanda	688,952	448,011	16,365
Interest expense of Convertible Bond issued to Shanda Media (Note 1)	375,000	—	—

The Company entered into a cooperative agreement with Shengyue in 2011, which was an advertising agency formerly controlled by Shanda and is currently an independent third party. Under this agreement, Shengyue was appointed as the Company’s primary agency to secure advertisements from various end advertisers. The Company provides advertising capacity/spots (i.e. headlines, banners, short video, etc) to Shengyue on its online video portal. This cooperative agreement covered a period of 1 year and 9 months commencing April 1, 2011. During the testing period from April 1, 2011 to June 30, 2011, Shengyue did not guarantee a minimum revenue stream to the Company, nor was the Company obligated for any commission fee. Following the testing period, the “commission free period” started from July 1, 2011 and ended on December 31, 2011, and during the period Shengyue guaranteed minimum advertising revenue for each fiscal quarter to the Company; however, the commission fee was waived in this period. Thereafter, in addition to the guaranteed minimum revenue, the Company was obligated for commission fees based on certain percentages of the advertising revenue volume. There were no commission fees incurred for any historical periods, as the Group earned minimum guaranteed revenues in 2012 and 2013.

The most recent Shengyue cooperative agreement expired on December 31, 2013 and was renewed and extended to March 31, 2014. As further described in Note 20, on April 30, 2014, the Group entered into a new advertising agency agreement with New Shengyue, which is no longer owned by Shanda (from April 2014) and is currently a third party. Pursuant to this agreement, the minimum guarantee amount under this agreement is substantially lower than the minimum guaranteed amounts in the original advertising agency agreement that existed prior to March 31, 2014. In addition, if the Group fails to meet the web traffic targets, the minimum amount guaranteed by New Shengyue will be adjusted downward proportionally. This new advertising agency agreement will expire on December 31, 2014.

In April, 2013, the Group entered into a technical services agreement with Shanghai Shengda Network Development Co., Ltd., a company controlled by Shanda Interactive, which will continue in 2014. Pursuant to this agreement, Shanghai Shengda Network Development Co., Ltd. provided technical support services including computer cabinet management, server maintainance, and other items.  The service fees are settled on a monthly basis.

In March 2012, the Company provided a $0.5 million unsecured loan to Shanda Capital Limited, a company controlled by Shanda Interactive, which carries an interest rate of 3% per year and was originally due on March 25, 2013. The term of the loan was subsequently extended to March 25, 2014 with an interest rate of 3% per year. The loan was repaid in March 2014.

Year-End Related Party Balances

At December 31, 2012 and December 31, 2013, the amounts receivable from and payable to related parties included in the consolidated balance sheet mainly represent the outstanding amounts arising from the transactions described in the preceding section.

Accounts Receivable balances due from related parties are as follows:

	December 31, 2012	December 31, 2013

Shanghai Shengyue Advertising Co., Ltd.	4,333,797	6,313,489
Other companies under common control by Shanda	65,240	208,495
	4,399,037	6,521,984

The receivables at December 31, 2013 from Shengyue related to the pre-existing advertising revenue arrangement described in the preceding subsection of this note were subsequently collected in full.

Accounts payable balances due to related parties are as follows:

	December 31, 2012	December 31, 2013

Shanghai Shengle Information Technology Co., Ltd.	—	190,837
Shanghai Shengda Network Development Co.,Ltd	—	355,820
Other companies under common control by Shanda	—	11
	—	546,668

Other balances with related parties are as follows:

	December 31, 2012	December 31, 2013
Other receivables due from related parties
Shanda Games Limited	3,389,567	—
Hurray! Media Co., Ltd. (Note 20)	1,246,641	1,246,641
Seed Music Group Limited (Note 10)	980,000	—
Shanda Capital Limited	480,575	495,196
Other companies under common control by Shanda	—	45,668
	6,096,783	1,787,505

All amounts due from related parties are non-interest bearing, unsecured and receivable on demand except for the receivables due from Shanda Capital Limited with an annual interest rate of 3%.  The Shanda Games Limited receivable was repaid in 2013.  In 2013, based upon changed facts and a revised assessment indicating unlikely collection of a $980,000 loan receivable originated to Seed Music (a former subsidiary of the Group sold to Shanda Interactive in 2010) for which collection was being sought from a shareholder of Seed Music unrelated to the Group, the Group fully provided for the impaired loan and reduced its net value to zero. In light of the character of the original loan (which represented a cash outflow reporting in investing activities) and the lack of relation to the Group’s ongoing operations, as well as the fact that Seed Music is a related party not under common control, the Group recorded the corresponding charge as other expense within other income, net.  In early 2014, the Group forgave its receivable due from Hurray! Media Co., Ltd. in partial exchange for an RMB 20.0 million contribution received from an affiliate of Shanda (Note 20).

	December 31, 2012	December 31, 2013
Other payables due to related parties
Shanghai Shulong Technology Co. Ltd	3,404,497	—
Other related party	375,000	375,000
	3,779,497	375,000

All amounts due to related parties are non-interest bearing and unsecured.